Quarterly Results Of Operation	12 Months Ended
Dec. 31, 2011
Quarterly Results Of Operation

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in thousands)
2011
Total revenues	$80,087	$60,305	$(51,055)	$31,823
Total benefits and expenses	39,265	46,653	111,568	32,069
Income (loss) from operations before income taxes	40,822	13,652	(162,623)	(246)
Net income (loss)	$28,566	$10,231	$(101,424)	$2,840

2010
Total revenues	$53,557	$39,034	$51,823	$73,988
Total benefits and expenses	30,872	55,748	5,524	(4,558)
Income (loss) from operations before income taxes	22,685	(16,714)	46,299	78,546
Net income (loss)	$16,907	$(11,703)	$34,649	$51,155